Consolidated Balance Sheets - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and cash equivalents		$ 1,333.5	$ 1,529.0
Receivables, net		1,787.6	1,706.3
Inventories, net		711.4	675.5
Income tax receivables		33.4	54.6
Prepaid expenses		99.6	95.4
Other current assets		72.8	75.4
Total current assets		4,038.3	4,136.2
Property, plant and equipment, net		1,437.1	1,390.2
Investments and other non-current assets		255.8	255.3
Goodwill		1,666.3	1,594.0
Intangible assets, net		128.0	67.2
Total assets		7,525.5	7,442.9
Liabilities and equity
Short-term debt	[1]	39.6	79.6
Accounts payable		1,169.6	1,091.5
Accrued expenses		755.6	720.1
Income tax payable		71.1	69.1
Other current liabilities		190.5	178.3
Total current liabilities		2,226.4	2,138.6
Long-term debt	[1]	1,499.4	1,521.2
Pension liability		197.0	232.5
Other non-current liabilities		134.6	108.5
Total non-current liabilities		$ 1,831.0	$ 1,862.2
Commitments and contingencies
Common stock	[2]	$ 102.8	$ 102.8
Additional paid-in capital		1,329.3	1,329.3
Retained earnings		3,499.4	3,240.0
Accumulated other comprehensive loss	[3]	(408.5)	(253.0)
Treasury stock (14.7 and 14.1 shares, respectively)		(1,067.4)	(992.0)
Total controlling interests' equity		3,455.6	3,427.1
Non-controlling interest		12.5	15.0
Total equity	[4]	3,468.1	3,442.1
Total liabilities and equity		$ 7,525.5	$ 7,442.9

[1]	Debt as reported in balance sheet.
[2]	Number of shares: 350 million authorized, 102.8 million issued for both years, and 88.1 and 88.7 million outstanding, net of treasury shares, for 2015 and 2014, respectively.
[3]	The components of Other Comprehensive Income (Loss) are net of any related income tax effects.
[4]	See Note 13 for further details - includes tax effects where applicable.